Earnings/(losses) per share ("EPS")	12 Months Ended
Dec. 31, 2017
Earnings/(losses) per share ("EPS")
Earnings/(losses) per share ("EPS")

28. Earnings/(losses) per share ("EPS")

        Basic earnings/(losses) per share was calculated by dividing the profit for the year attributable to the owners of the common shares after deducting the dividend on Preference Shares by the weighted average number of common shares issued and outstanding during the year.

        Diluted EPS is calculated by dividing the profit for the year attributable to the owners of the Group adjusted for the effects of all dilutive potential ordinary shares by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

        The following reflects the earnings/(losses) and share data used in the basic and diluted earnings/(losses) per share computations:

	For the year ended December 31,
	2015	2016	2017
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	10,829	(21,486)	15,506
Less: Dividends on Preference Shares	(7,379)	(10,063)	(10,064)

Profit/(loss) for the year available to owners of the Group	3,450	(31,549)	5,442
Weighted average number of shares outstanding, basic	80,496,314	80,534,702	80,622,788

Basic earnings/(loss) per share	0.04	(0.39)	0.07

Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	3,450	(31,549)	5,442
Weighted average number of shares outstanding, basic	80,496,314	80,534,702	80,622,788
Dilutive potential ordinary shares	114,106	—	643,342

Weighted average number of shares used in the calculation of diluted EPS	80,610,420	80,534,702	81,266,130

Diluted earnings/(loss) per share	0.04	(0.39)	0.07

        The Group excluded the effect of 998,502 SARs and 0 RSUs in calculating diluted EPS for the year ended December 31, 2017, as they were anti-dilutive (December 31, 2016: 1,713,702 SARs and 368,437 RSUs, December 31, 2015: 576,014 SARs and 83,751 RSUs).